As filed with the U.S. Securities and Exchange Commission on July 8, 2016

File No. 333-123467

File No. 811-21732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 35	☑

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 37	☑

(Check appropriate box or boxes.)

MERCER FUNDS

(Exact Name of Registrant as Specified in Charter)

99 High Street Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 747-9500

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Please send copies of all communications to:

Patrick W. D. Turley, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

(202) 261-3300

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 8th day of July, 2016.

MERCER FUNDS (the Registrant)
By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski, Chief Legal Officer, and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Harrison M. Bains, Jr. *	Trustee	July 8, 2016
Harrison M. Bains, Jr.

Adela M. Cepeda *	Trustee	July 8, 2016
Adela M. Cepeda

Gail A. Schneider *	Trustee	July 8, 2016
Gail A. Schneider

Richard L. Nuzum *	Trustee and President and Chief Executive Officer	July 8, 2016
Richard L. Nuzum

/s/ Janice Desmond	Chief Financial Officer and Treasurer	July 8, 2016
Janice Desmond

* By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski, Attorney-in-Fact

(Pursuant to Power of Attorney, incorporated herein by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2014)

EXHIBIT INDEX

Index Number	Description of Exhibit:

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase